Segment Information (Details)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Revenues by type of service
Total related party revenues	$ 189,475,694	¥ 1,232,785,709	¥ 716,130,680	¥ 336,254,013
Total third-party revenues	73,761,977	479,917,547	415,295,453	266,182,435
Total revenues	263,237,671	1,712,703,256	1,131,426,133	602,436,448
One-time commissions
Revenues by type of service
Total related party revenues	113,720,770	739,901,443	424,823,991	167,913,206
Total third-party revenues	46,537,082	302,784,215	210,449,160	172,736,785
Total revenues	160,257,852	1,042,685,658	635,273,151	340,649,991
Recurring management fee
Revenues by type of service
Total related party revenues	56,106,471	365,045,532	261,480,460	144,171,383
Total revenues	56,106,471	365,045,532	261,480,460	144,171,383
Recurring service fees
Revenues by type of service
Total related party revenues	1,549,482	10,081,396	12,810,384	24,169,424
Total third-party revenues	14,650,728	95,322,031	110,772,087	93,445,650
Total revenues	16,200,210	105,403,427	123,582,471	¥ 117,615,074
Other Service Fee
Revenues by type of service
Total related party revenues	18,098,971	117,757,338	17,015,845
Total third-party revenues	12,574,167	81,811,301	94,074,206
Total revenues	$ 30,673,138	¥ 199,568,639	¥ 111,090,051